Impairment test on Property, plant and equipment (Schedule of Amounts of Impairment Loss Recognized) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Impairment loss reversed (recognized)	$ 0	$ (13,332)	$ 0
Chile [Member]
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Impairment loss reversed (recognized)	$ 0	$ (13,332)	$ 0